BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Basis of preparation and measurement

4.1 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by the Company’s Management in the process of applying the accounting practices of Eletrobras Companies, which are presented in the respective explanatory notes dealing with the themes of applications. Those transactions, disclosures or balances that require a higher level of judgment, are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value. Historical cost is generally based on the fair value of consideration paid at the transaction date and fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date regardless of whether this price is directly observable or estimated using another valuation technique.

Functional and presentation currency of the financial statements

4.2 – Functional currency and presentation of financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of Reais, rounded to the nearest number, unless otherwise stated.

Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

4.4 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

In the individual financial statements, the equity interests of subsidiaries, joint ventures and affiliates are measured using the equity method, which recognizes the investment initially at cost and subsequently adjusts the carrying amounts of these investments based on the profits or losses generated by the investees, in proportion to the interest held, and on the distributions of dividends or equity interest.  In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of subsidiaries are fully considered and classified according to their nature. The inclusion of the accounting balances of the subsidiaries in the consolidated statements begins on the date on which control is held by the Company and is interrupted from the date on which the Company ceases to have control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a) Subsidiaries

The investor controls the investee when it is exposed to, or has rights to, variable returns arising from its involvement with the investee and has the ability to affect those returns through its power over the investee. The investor has power over the investee when it has existing rights that give it the current ability to direct the relevant activities, that is, the activities that significantly affect the investee’s returns.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are eliminated in full in the consolidated financial statements.

	12/31/2022		12/31/2021
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
CGT Eletrosul[1]	99.96%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.67%	—	99.56%	—
Eletronorte	99.69%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Eletronuclear[2]	—	—	99.95%	—
Brasil Ventos Energia S.A.	—	99.67%	—	99.56%
Livramento Holding S.A.[3]	—	78.00%	—	78.00%
Madeira Energia S.A.[4]	—	72.36%	—	43.05%

Joint operations (consortia)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%
Consórcio Baguari HPP	—	15.00%	—	15.00%

¹ The increase in interest in CGT Eletrosul is due to the payment of capital made by Eletrobras in August 2022.

² Loss of control as a result of the corporate restructuring that occurred in June 2022.

³ Company classified as Liabilities held for sale, see note 46.

[4] The increase in participation in Madeira Energia S.A. is due to the payment of shares carried out by Furnas, see note 20.2.

The Subsidiary Furnas has a joint venture, resulting from a 15% interest in the Consórcio Baguari HPP, started in 2006. The consortium is responsible for the design and construction of the Baguari Hydroelectric Power Plant (Baguari HPP). In December 2022, the execution between the subsidiary Eletronorte and Neoenergia S.A. of the Share Exchange Agreement and other covenants took place. After the conclusion of the deal, which is subject to the applicable consents, the Company will hold 66% of the Consórcio Baguari HPP. For further information, see note 46.

The subsidiary CGT Eletrosul has a joint venture, resulting from a 49% interest in the Consórcio Cruzeiro do Sul, which operates the UHE Governador Jayme Canet Junior, in Telêmaco Borba/Ortigueira (PR), in commercial operation since 2012, for the term of 30 years. CGT Eletrosul (and Eletrobras, in its consolidated statements) is entitled to a proportional share in the revenues and assumes a proportional portion of the expenses of the joint operation.

b) Investments in associates

Associates are all entities over which the Company has significant influence, and which are not a subsidiary or jointly controlled company.

c) Jointly owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

CASH AND CASH EQUIVALENTS

Cash comprises cash and available bank deposits.

Cash equivalents are short-term, highly liquid financial investments that are readily convertible into cash, subject to an insignificant risk of change in value, held for the purpose of meeting short-term cash commitments and not for investments or other purposes.

It is accepted that a financial investment is short-term when it has a maturity of three months or less, from the date of acquisition.

Balances of bank deposits and short-term financial investments with restrictions that prevent the widespread use of these amounts are not classified under Cash and Cash Equivalents.

RESTRICTED CASH	Restricted cash is composed of resources that can be used exclusively for the purposes that they were collected, without the Company being able to move them freely.
MARKETABLE SECURITIES	They refer to financial investments that are not characterized as cash and cash equivalents, see note 6. The Company recovers its investments by receiving interest and principal, so they are initially recorded at transaction values and, subsequently, adjusted for elapsed interest, based on the effective interest rate. The updates of financial investments are revenues of the Company presented in the group of Financial Income, in the statement of results
CUSTOMERS

Accounting Policy

Accounts receivable from customers are initially accounted for at the transaction price and subsequently by contractual interest and monetary correction less amounts received and estimated credit loss - ECL.

The Company adopts a simplified approach to the recognition of expected credit losses, using a calculation matrix based on the historical relationship of the counterparties with the Company and the guarantees. In summary, in contracts that do not have guarantees, it is verified, in the maximum scenario of two years, the percentage ratio, per customer, between the billing and the history of receipts, being the percentage calculated applied in the outstanding balance of accounts receivable from the customer and recorded as expected loss.

Additionally, for customers with renegotiated balances, the Company, based on individual analysis of the customer, evaluates the risk of default of these credits, and may reach the record in expected losses of 100% of the outstanding balance, if the risk of default is considered high. The analysis of individual customer credit, for these cases, mainly considers the customer’s history, the amount involved, the research in credit protection entities and the customer’s equity situation.

FINANCING AND LOANS

The Company initially recognizes the financing and loans receivable at the transaction value and subsequently for interest, monetary correction and exchange rate variations less the amounts received and the estimated credit loss - ECL.

For the registration of expected losses - ECL, the Company individually evaluates the debtors in relation to the risk of default, considering the equity situation of the debtor company and the history of default.

DIVIDENDS RECEIVABLES

Remuneration for equity interests receivable from the Company’s investments in the capital stock of its subsidiaries and affiliates, see note 20, is recognized in assets when these investees allocate dividends and equity interest to their shareholders.

INCOME TAX AND SOCIAL CONTRIBUTION

The result of Income Tax and Social Contribution is recognized in the income statement, divided into current and deferred, in the period of the occurrence of the result (profit or loss) to which they refer. Income Tax and Social Contribution, related to other comprehensive income, are recognized directly in shareholders’ equity, without being carried over to profit or loss for the year, and presented in the Statement of Comprehensive Income.

The current and deferred Income Tax and Social Contribution charges calculated based on the rates of 15%, plus a 10% IRPJ surcharge on taxable income for income tax and 9% on taxable income for social contribution on net income, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Income Tax expense and current Social Contribution is calculated based on the results that can be admitted in the calculation of payment of income tax and social contribution for the year.

The result with deferred Income Tax and Social Contribution basically represents the tax result arising from (i) income and expenses that cannot (temporary differences), due to tax rules, be considered in the calculation basis of payment of Income Tax and Social Contribution in the calculation of the year, but which may be used in subsequent years, and (ii) any loss for the year.

Deferred Income Tax and Social Contribution credits (assets), arising from temporary differences or possible losses, are recognized in proportion to the probability of future taxable income and the possibility of using temporary differences.

When there is a legal right and the intention to compensate them, in the calculation of current taxes, deferred taxes, assets and liabilities, related to the same legal entity, are presented by the net in the balance sheet.

CONTRACTUAL TRANSMISSION ASSETS

The Company’s transmission assets are treated within the scope of IFRS 15 – Revenue from Contract with Customer. Following IFRS 15, the entity’s right to consideration arising from completed performance obligations, whose effective right of receipt is conditioned to the fulfillment of other contractual obligations, shall be classified as a contract asset, which the Company identifies as Contractual Assets, in the balance sheet.

In order to develop the activities of construction of the transmission infrastructure and operate and maintain it – O&M, within the scope of the electric power transmission concession contracts, the Company is remunerated by the Permitted Annual Revenue – RAP, and by the residual values corresponding to the undepreciated balance of the transmission projects at the end of the concession, calculated by ANEEL, when contractually provided.

For the purposes of accounting records, the Company, based on the projected costs of construction and operation and maintenance, plus the desired profit margins for these activities, separates RAP, stipulated in the concession agreement (Transmission auction), into two parts: (i) the portion of RAP intended for the remuneration of the Construction activity, and (ii) the portion of RAP intended for the remuneration of the Operation and Maintenance activity.

The desired profitability margins are formed based on the weighted average cost of capital (WACC) of Eletrobras, the risks of delays in the works and the regulatory penalties caused by the unavailability of electricity transmission lines.

As the construction of the transmission project develops, the Company recognizes the contractual revenue as an asset in return for the construction revenue, the values of the RAPs related to the transmission project construction and the residual balance, when contractually provided, proportionate to the execution of the project. The contractual asset of the transmission corresponds, therefore, to the values of the RAPs, related to the construction, and the residual balance, when contractually provided, which will be received in the future, brought to present value, in proportion to the execution of the project.

The (implied) discount rate of each concession agreement represents the index that balances the projected financial flow, formed by the projected construction, operation and maintenance costs, the construction, operation and maintenance margins, the projected RAP flows and the projected residual value, when applicable.

The contractual asset is updated monthly by the implicit interest, based on the discount rate of each contract, and by the monetary restatement (IPCA or IGPM), according to the adjustments of the RAPs.

The Annual Allowable Revenues – RAPs of the concession contracts are reviewed every five years, in the Periodic Tariff Review process of ANEEL – RTP, which mainly analyzes the structure of investments made and the rate of capital remuneration, usually resulting in changes in the values of future RAPs. After the publication of RTP’s results by ANEEL, the Company remeasures the flow of future receipts related to the construction of the transmission projects, and, as a result, the balance of the contractual asset is adjusted to consider the new flow of receivables. The difference between the balance of the contractual asset before the RTP and the balance of the contractual asset after the RTP is recorded in the result of the period, under Regulatory Remeasurements – Transmission Agreements.

The effective right to receive cash flows (RAPs) related to construction is subject to the satisfaction of another contractual performance obligation, that of operating and maintaining the infrastructure, so the amortization of the contractual asset (reclassification to accounts receivable from customers) occurs as the Company meets the monthly obligations to operate and maintain the infrastructure. This occurs in the period between the completion of the implementation of the transmission project and the end of the concession.

As the obligation to operate and maintain the infrastructure has been met, the Company recognizes, under accounts receivable from customers, in return for operating and maintenance revenue – O&M, the values of the RAPs related to the operation and maintenance of the transmission projects. Direct recognition in accounts receivable from customers, without transit in the contractual asset, is possible, since the right to receive RAP, originated by the execution of the operation and maintenance activity, does not depend on the fulfillment of other obligations.

FINANCIAL ASSETS AND LIABILITIES	The Company’s right triggered by the Itaipu Binacional adjustment factor is periodically adjusted for U.S. inflation and is recognized in the financial result
ADVANCE FOR FUTURE CAPITAL INCREASE	The resources granted to investees, as an advance for future capital increase, are classified in a specific item of non-current assets, and not in investments, when all the conditions for the payment of these resources in the capital stock of the investees are not satisfied, especially with regard to the number of shares
FIXED ASSETS, NET

Fixed assets are initially measured at their cost. Cost includes expenses directly attributed to the acquisition, construction of the assets and expenses for putting the asset into operation. Subsequently, fixed assets are deducted by depreciation and impairment loss, if verified. See note 23 for more information.

Property, plant and equipment items refer substantially to the electricity generation infrastructure of the Company’s concessions. Depreciation of these assets begins when they are ready to operate, being recognized linearly based on the estimated useful life of each asset and the residual value of these assets at the end of the concessions. The Company considers that the useful life estimated by ANEEL for fixed assets items adequately expresses the useful life of the assets, so it adopts the depreciation rates determined by ANEEL.

The Company’s electricity transmission infrastructure is not classified in Fixed Assets, due to the contractual characteristics of the concessions. The rights to the consideration arising from the construction of the transmission projects are recorded under the item Transmission Contractual Assets. For further information, see note 16.

Right of Use assets are also depreciated linearly, by the contractual terms of leases.

INTANGIBLE ASSETS, NET

Intangible assets are initially measured at their cost and subsequently deducted from amortization and impairment loss, if verified. For more information, see note 23.

The Company’s intangible assets are substantially formed by the acquired rights to explore electricity generation projects under the new concession agreements, in connection with Eletrobras privatization process, which took place in 2022.

The initial cost of intangibles arising from Eletrobras privatization process was formed based on the value of the obligations and indemnities determined by Law No. 14,182/2021, see note 1.2.1. The amortization of these assets will be carried out on a straight-line basis for the period of the respective contracts, and those that had the change in the regime of quotas for energy trading will be amortized progressively, according to the projection of evolution of associated revenues, considering that the legislation determines the volume of energy trading limited to 20% from 2023 and with an increase of 20% per year, reaching the maximum volume in five years.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company periodically evaluates whether there is an indication of devaluation of its main non-financial assets (investments in equity interests, fixed assets and intangible assets). The valuation is carried out by Cash Generating Unit - CGU, which corresponds to a group of assets capable of generating cash inflows, which are largely independent of the cash inflows of other assets or other groups of assets.

If there is an indication of devaluation, the recoverable amount of the CGU is estimated and compared with the current accounting balance. If the recoverable amount is lower than the book value, a loss is recorded with devaluation of the asset.

The recoverable amount of the asset is the highest between either the value in use or the fair value. In summary, the value in use is the present value of future cash flows arising from the operation of the asset and the fair value is the price that would be received for the sale of the asset in a non-forced transaction.

Because there is no active market for the trading of its assets and because it believes that the calculation of fair value based on market assumptions would approximate the value in use, in most impairment tests, the Company admits as recoverable value the value in use, which corresponds to the present value of the estimated future cash flows, with a discount rate that reflects the Company’s current market valuation and/or opportunity cost, the value of the currency over time and the specific risks of the asset.

For impairment tests of assets that the Company has initiated studies for negotiation, not yet characterized in accounting as available for sale, the fair value is considered, being calculated based on the average of the values of the proposals, not yet binding, received from the possible interested parties.

SUPPLIERS	Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.
LOANS, FINANCING AND DEBENTURES

Loans, financing and debentures are initially recognized at the transaction value and subsequently updated by contractual charges (interest, monetary adjustments and exchange rate variations) and payments made.

To address the risks of possible execution of the guarantees provided by Eletrobras for financing non-controlled companies, the Company provides between 1% and 5% of the outstanding balance, considering the degree of risk involved, which is calculated based on the history of execution of guarantees and the net working capital of the company holding the debt.

LEASE

The Company initially recognizes lease liabilities at the present value of the future flow of lease payments, without reflecting projected inflation. Subsequently, lease liabilities are adjusted for interest, monetary restatement established by contracts and lease payments made.

The interest rate used to calculate the present value of lease obligations is formed by the interest rate of the U.S. Treasury (risk-free rate) plus the risk spread of Eletrobras, less the percentage of discount arising from the guarantees involved in the lease agreements.

The accrued interest is recognized in the income statement, in the financial income group.

Monetary adjustments of leases are recognized in the Right of Use, in the Fixed Assets group, without therefore, being carried over in the income statement.

COMPULSORY LOAN

Eletrobras records the obligation with remuneration at the rate of 6% per year until the date of its conversion into shares, plus monetary correction based on the Special Broad Consumer Price Index – IPCA-E, according to Decree-Law No. 1,512/76. In the case of the provision for the implementation of shares, the amount is adjusted by the share price.

REGULATORY FEES

The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.

SHAREHOLDER COMPENSATION

The Company has a Dividend Distribution Policy which, in line with the Bylaws, ensures its shareholders the right, in each year, to dividends and / or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The number of dividends, which represents the mandatory minimum established by Law, is recognized in liabilities and the number of dividends above the mandatory minimum is recognized in shareholders’ equity, in the proposed additional dividend account, until approval at the General Meeting.

The preferred shares of classes A and B have priority in the receipt of dividends distributed in each fiscal year, these incident at the rate of 8% and 6% per year, respectively, on the capital belonging to these species and classes of shares, apportioned equally between them.

The preferred shares will participate, under equal conditions, with the common shares in the distribution of dividends distributed in each fiscal year, after ensuring the common shares a dividend whose value is the lowest of those attributed to the preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% higher than that attributed to each common share in the respective fiscal year.

ONEROUS CONTRACTS

In the process of impairment testing of the Company’s assets, if concession contracts are verified whose unavoidable costs of satisfying the obligations of the contract exceed the economic benefits expected to be received over the course of the contract, the difference is recorded in the liability, as a provision for an onerous contract, and in the income statement, in the group of operating provisions.

POST-EMPLOYMENT BENEFITS

Social Security Plans

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions.

●	In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan.

The Company makes the payment of contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

●	A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age, time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Obligations with personnel

PROVISIONS AND CONTINGENT LIABILITIES

Accounting Policy

Future disbursement risks with labor, tax and civil litigation are recognized in the balance sheet, under the item Provisions for Litigation, when there are present obligations (legal or presumed) resulting from past events, of which settlement is probable and of which the amount it is possible to reliably estimate, based on the assessment of Management and internal and external legal advisors. The amounts are recorded based on the estimates of the costs of the outcomes of said lawsuits.

The risks of future disbursement with litigation (contingents), of which settlement is possible, are only disclosed in explanatory notes, without composing the Company’s liabilities.

This assessment is supported by Management’s judgment, together with its legal advisors, considering the jurisprudence, decisions in initial and higher courts, the history of any agreements and decisions, the experience of management and legal advisors, as well as other applicable aspects.

EARNINGS PER SHARE

In order to obtain the basic result per share, Eletrobras divides the profit or loss attributable to the holders of Eletrobras common shares by the weighted average number of common shares held by shareholders (excluding those held in treasury) during the period. In the case of a consolidated balance sheet, the profit or loss attributable to the Company refers to the Parent Company’s portion. In this way, non-controlling interests are excluded.

NET OPERATING REVENUE

Revenues are recognized as the Company satisfies its obligations established in contracts with customers, being measured based on the values of the consideration it expects to receive in exchange for the performance of generation, transmission and other services activities.

Generation

Revenues from electricity supply are recognized at the time the Company delivers electricity to the buyer at the prices established in the contracts.

The revenues from short-term market transactions, presented in the CCEE line, are valued at the Settlement Price of Differences – PLD.

Revenues from generation concessions extended in light of Law No. 12,783/2013 (Quota Plants) are presented in the line Operation and maintenance revenue, being recognized by the price of the tariff calculated by ANEEL. The tariff is calculated based on the operation and maintenance costs of the plants, plus the additional revenue rate of 10%. From 2023, due to the provisions of Law No. 14,182/2021 (privatization of Eletrobras), the operating regime of these plants will be changed from physical guaranteed quotas to independent energy production ("PIE"), in 20% of the year, reaching the complete change in 05 years. Further details in notes 1.2.1 and 22.

Transmission

The consideration set forth in the electricity transmission concession agreements remunerates the transmission company for two performance obligations: (i) to build; and (ii) to maintain and operate the infrastructure. As they are fulfilled, the Company records revenues according to the nature of the completed obligation.

The obligation to build the transmission project is satisfied throughout the construction phase, and construction revenues are recorded according to the evolution of the projects.

In addition to construction and operation and maintenance revenues, the Company recognizes contractual financial revenue, which refers to the financial update of the rights originated by the construction of the project, which will be received between the end of construction and the end of the concession.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
INFORMATION BY BUSINESS SEGMENT

The Company segments its results between Generation and Transmission, as most of its revenues and expenses are originated by these activities.

The Management segment only shows the result obtained by Eletrobras and Eletropar, entities that do not conduct generation and transmission activities.

Non-current assets segmented into Generation and Transmission refer to those that are directly linked to these activities. Intangible and fixed assets without direct links to electricity generation and transmission activities are presented in the Management segment.